Working capital - Trade and other payables (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	£ 1,694	£ 1,514
Interest payable	127	104
Tax and social security excluding income tax	640	638
Other payables	565	471
Accruals	1,097	1,165
Deferred income	56	37
Dividend payable to non-controlling interests	23	21
Trade and other payables	4,202	3,950
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	2
Other payables	222	204
Accruals	0	3
Deferred income	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	£ 222	£ 209